FAIR VALUE OF BIFRUCATED CONVERTIBLE FEATURE OF CONVERTIBLE BRIDGE LOANS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF BIFRUCATED CONVERTIBLE FEATURE OF CONVERTIBLE BRIDGE LOANS

NOTE 13 - FAIR VALUE OF BIFRUCATED CONVERTIBLE FEATURE OF CONVERTIBLE BRIDGE LOANS

A.	During the years ended December 31, 2021 and 2020, the Company allocated approximately $7,420 and $2,893, respectively, of proceeds from its units that were issued under convertible bridge loans transactions to the fair value of the convertible feature embedded in such convertible bridge loans (see also Note 10E - Note 101M). The Company has determined that such feature requires bifurcation, as the conversion represent an obligation to issue a variable number of shares and as such the embedded conversion feature cannot be considered as indexed to the Company’s own stock. The estimated fair value of derivative liability for such convertible components as of December 31, 2021 and 2020 was $4,182 and $2,500, respectively.

B.	The Company uses the Monte-Carlo Simulation Model to estimate fair value of this convertible component liability. In using this model, the Company makes certain assumptions about risk-free interest rates, expected stock price volatility and other assumptions. Expected volatility was calculated based on the Company’s stock performance. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities.

C.	The following table summarizes the observable inputs used in the valuation of the convertible component liability as of the closing date and December 31, 2021 and 2020:

	Closing Date	As of December 31, 2021
Share price (U.S. dollars)	$0.058	$0.058
Expected volatility	142.2%-169.8%	142.2%-169.8%
Risk-free interest rate	0.19%-0.38%	0.19%-0.38%

	Closing Date	As of December 31, 2020
Share price (U.S. dollars)	$0.051-$0.125	$0.075
Expected volatility	95.92%-127.53%	128.3%-131.5%
Risk-free interest rate	0.10%-0.18%	0.08%-0.14%

Fair value of bifurcated conversion feature liability
Balances as of December 31, 2019	$-
Plus: Recognition at the initial date	2,893
Less: Partial conversion of convertible bridge loans into equity	(38)
Plus: Modification of convertible bridge loans transactions	213
Less: Changes in fair value	(568)
Balances as of December 31, 2020	$2,500
Plus: Recognition at the initial date	7,420
Less: Partial conversion of convertible bridge loans into equity	(174)
Plus: Modification of convertible bridge loans transactions	(3,384)
Less: Changes in fair value	(2,180)
Balances as of December 31, 2021	$4,182

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)